Investment Objectives and Goals	Jul. 21, 2025
T-REX 2X Long DKNG Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG DKNG DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of DKNG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X Long BULL Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG BULL DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of BULL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X Long CRWV Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG CRWV DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of CRWV. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X Long SMR Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SMR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SMR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.